Item 1. Report to Shareholders

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
November 30, 2003

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
               6 Months      Year
                  Ended     Ended
               11/30/03   5/31/03    5/31/02    5/31/01    5/31/00    5/31/99

NET ASSET
VALUE

Beginning of
period         $  14.74   $  15.11   $  15.73   $  16.20   $  16.20   $  15.88

Investment
activities
  Net
  investment
  income (loss)    0.14*      0.33*      0.38       0.48       0.50       0.46

  Net realized
  and unrealized
  gain (loss)      1.20      (0.36)     (0.60)      0.25       0.39       0.81

  Total from
  investment
  activities       1.34      (0.03)     (0.22)      0.73       0.89       1.27

Distributions
  Net
  investment
  income          (0.16)     (0.34)     (0.39)     (0.49)     (0.49)     (0.46)

  Net
  realized
  gain             --         --        (0.01)     (0.71)     (0.40)     (0.49)

  Total
  distributions   (0.16)     (0.34)     (0.40)     (1.20)     (0.89)     (0.95)

NET ASSET
VALUE

End of
period         $  15.92   $  14.74   $  15.11   $  15.73   $  16.20   $  16.20
               ---------------------------------------------------------------
Ratios/
Supplemental
Data

Total return^      9.16%*     0.01%*    (1.32)%     4.60%      5.68%      8.37%

Ratio of
total
expenses to
average
net assets         0.87%*!    0.90%*     1.02%      1.02%      0.98%      1.00%

Ratio of
net investment
income (loss)
to average
net assets         1.87%*!    2.41%*     2.54%      3.00%      3.05%      3.01%

Portfolio
turnover rate      77.9%!     87.8%      97.2%      61.5%      48.2%      34.3%

Net assets,
end of
period
(in thousands) $797,988   $701,802   $693,599   $671,329   $611,856   $529,691

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.90% contractual expense limitation in effect through 9/30/04, and expenses permanently waived (0.03% of average net assets) related to investments in T. Rowe Price mutual funds.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       November 30, 2003

Portfolio of Investments (ss.)                  Shares/Par                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

COMMON STOCKS   65.9%

CONSUMER DISCRETIONARY   9.7%

Auto Components   0.2%

Autoliv (SEK)                                       22,500                  754

Denso (JPY)                                         25,700                  480

Keystone Automotive *                                7,300                  178

Koito Manufacturing (JPY)                           39,000                  233

Strattec Security *                                  2,200                  131

                                                                          1,776

Automobiles   1.1%

Ford Motor                                         222,300                2,934

Fuji Heavy Industries (JPY)                         66,000                  313

Harley-Davidson                                     35,300                1,665

Honda (JPY)                                         12,200                  499

Peugeot (EUR)                                        9,940                  468

Toyota Motor (JPY)                                  60,200                1,809

Volkswagen (EUR)                                    14,327                  713

Winnebago                                            1,000                   55

                                                                          8,456

Distributors   0.0%

Cycle & Carriage (SGD)                              13,755                   48

                                                                             48

Hotels, Restaurants & Leisure 1.2%

Applebee's                                           5,325                  206

Carnival                                            38,100                1,341

CEC Entertainment *                                  4,000                  201

Cheesecake Factory *                                10,400                  451

Chicago Pizza & Brewery *                            2,700                   38

Hilton Group (GBP)                                 119,952                  437

International Game Technology                       49,800                1,728

McDonald's                                          27,200                  697

MGM Mirage *                                         9,400                  352

Mitchells & Butler (GBP) *                          98,070                  394

Red Robin Gourmet Burgers *                          3,000                   81

Ruby Tuesday                                        15,600                  454

Sonic *                                             10,600                  327

Starbucks *                                         27,800                  892

Starwood Hotels & Resorts Worldwide, REIT           47,800                1,648

Whitbread (GBP)                                     45,901                  570

                                                                          9,817

Household Durables   0.8%

Harman International                                 2,700                  368

Jarden Corporation *                                 3,000                   81

Newell Rubbermaid                                   83,100                1,900

Persimmon (GBP)                                     47,743                  383

Pioneer (JPY)                                       26,900                  688

SEB (EUR)                                            1,638                  200

Sony (JPY)                                          16,600                  576

Thomson (EUR)                                       49,536                1,050

Tupperware                                          85,800                1,322

                                                                          6,568

Internet & Catalog Retail   0.1%

Alloy Online *                                       9,500                   51

e-Bay *                                             15,900                  888

                                                                            939

Leisure Equipment & Products   0.4%

Brunswick                                           14,700                  442

Eastman Kodak                                       78,400                1,910

MarineMax *                                          3,600                   68

Polaris Industries                                   2,500                  215

SCP Pool *                                          19,125                  685

                                                                          3,320

Media   3.5%

Aegis (GBP)                                        171,674                  296

Astro All Asia, 144A (MYR) *                       114,000                  134

British Sky Broadcast (GBP) *                       44,992                  522

Clear Channel Communications                        59,573                2,491

Comcast, Class A *                                  34,948                1,097

Comcast, Class A, Special *                         68,500                2,065

Disney                                             145,400                3,357

EchoStar Communications, Class A *                  48,000                1,655

Emmis Communications *                               8,700                  197

Entercom Communications *                            3,200                  148

Fuji Television Network (JPY)                           63                  311

Getty Images *                                       2,200                   96

Liberty Media, Class A *                           128,904                1,424

New York Times, Class A                             65,200                2,993

News Corporation (AUD)                              43,609                  372

News Corporation ADR                                 8,000                  274

Omnicom                                             13,900                1,107

Publicis (EUR)                                      12,745                  403

Reader's Digest, Class A                            65,500                  937

Scholastic *                                        14,100                  468

Scripps, Class A                                    14,300                1,316

Sinclair Broadcast Group, Class A *                  3,800                   44

Singapore Press (SGD)                               17,200                  195

Time Warner *                                       88,600                1,442

Univision Communications, Class A *                 42,000                1,515

Viacom, Class B                                     72,943                2,868

Young Broadcasting, Class A *                        6,400                  127

                                                                         27,854

Multiline Retail   0.7%

Debenhams (GBP)                                     30,554                  247

Marui (JPY)                                         32,000                  393

Neiman Marcus, Class A *                             8,300                  447

Nordstrom                                           61,600                2,125

Target                                              59,600                2,308

                                                                          5,520

Specialty Retail   1.5%

AnnTaylor Stores *                                  15,300                  608

Best Buy                                            24,150                1,497

Charles Vogele (CHF) *                               4,892                  298

Christopher & Banks                                 10,800                  292

Dixons (GBP)                                       154,026                  362

Esprit Holdings (HKD)                               70,000                  224

Home Depot                                         131,150                4,821

Kesa Electricals (GBP)                              14,086                   59

Linens 'n Things *                                   7,500                  221

The Finish Line, Class A *                           2,800                   86

TJX                                                  2,700                   61

Too *                                                6,100                  111

Toys "R" Us *                                      255,400                2,998

Ultimate Electronics *                               4,700                   39

Valora (CHF)                                           995                  237

                                                                         11,914

Textiles, Apparel, & Luxury Goods 0.2%

Adidas-Salomon (EUR)                                 3,044                  314

Culp *                                               2,800                   32

Dan River, Class A *                                 7,700                    6

Sanyo Shokai (JPY)                                  32,000                  207

Stride Rite                                         15,000                  174

Unifi *                                             11,400                   58

Yue Yuen Industrial (HKD)                          184,000                  512

                                                                          1,303

Total Consumer Discretionary                                             77,515


CONSUMER STAPLES   5.3%

Beverages   0.8%

Allied Domecq (GBP)                                 72,978                  516

Anheuser-Busch                                      12,000                  622

Coca-Cola                                           42,700                1,986

Davide Campari (EUR)                                 6,311                  277

Kirin Brewery (JPY)                                 68,000                  543

Lion Nathan (NZD)                                  104,400                  437

Orkla, Series A (NOK)                                9,539                  212

PepsiCo                                             35,410                1,704

Remy Cointreau (EUR)                                10,336                  344

                                                                          6,641

Food & Staples Retailing   1.7%

Carrefour (EUR)                                      6,669                  360

Casey's General Stores                              30,200                  528

Casino Guichard-Perrachon (EUR)                      3,895                  363

Coles Myer (AUD)                                    67,022                  361

CVS                                                127,500                4,776

Great Atlantic & Pacific Tea Company *              15,100                  115

J Sainsbury (GBP)                                  202,272                1,046

METRO (EUR)                                         15,559                  667

Performance Food Group *                            10,000                  393

Sysco                                               33,200                1,206

Wal-Mart                                            46,400                2,582

Wal-Mart de Mexico (MXN)                           309,700                  895

Walgreen                                             8,100                  298

Wild Oats Markets *                                 11,100                  126

                                                                         13,716

Food Products   1.3%

American Italian Pasta, Class A *                    3,100                  118

Associated British Foods (GBP)                      47,245                  462

Campbell Soup                                       73,500                1,882

CSM (EUR)                                           13,239                  288

General Mills                                       60,520                2,724

International Multifoods *                           1,600                   29

Nestle (CHF)                                         4,048                  942

Parmalat Finanz (EUR)                              300,275                  825

Seneca Foods, Class A *                              3,000                   60

Seneca Foods, Class B *                                600                   12

Unilever (GBP)                                     136,880                1,190

Unilever ADS                                        32,700                1,965

Yamazaki Baking (JPY)                               19,000                  146

                                                                         10,643

Household Products   0.4%

Colgate-Palmolive                                   19,900                1,045

Kao (JPY)                                           14,600                  298

Kimberly-Clark                                      25,500                1,383

Procter & Gamble                                     3,600                  346

                                                                          3,072

Personal Products   0.2%

Chattem *                                            3,400                   54

Estee Lauder, Class A                               10,100                  384

Fancl (JPY)                                          4,200                  109

Gillette                                            11,500                  388

L'Oreal (EUR)                                        3,246                  241

                                                                          1,176

Tobacco   0.9%

Altria Group                                        99,250                5,161

UST                                                 45,000                1,619

                                                                          6,780

Total Consumer Staples                                                   42,028

ENERGY   4.1%

Energy Equipment & Services   1.1%

Atwood Oceanics *                                    7,200                  185

Baker Hughes                                       108,100                3,120

BJ Services *                                       21,500                  686

Cooper Cameron *                                     1,100                   48

FMC Technologies *                                  20,100                  428

Grant Prideco *                                     28,400                  331

Hydril *                                             4,000                   95

Key Energy Services *                                6,900                   63

Lone Star Technologies *                             3,900                   54

National Oilwell *                                  24,700                  475

Schlumberger                                        36,000                1,689

Seacor Smit *                                       10,700                  408

Smedvig, Series A (NOK)                              9,452                   64

Smith International *                               31,500                1,182

W-H Energy Services *                                5,900                   88

                                                                          8,916

Oil & Gas   3.0%

BP (GBP)                                            81,545                  570

BP ADR                                              95,696                4,085

ChevronTexaco                                       25,050                1,881

Cia Espanola de Petroleos (EUR)                     31,085                1,044

ENI (EUR)                                           53,577                  914

ENI ADR                                              1,000                   85

Exxon Mobil                                         72,982                2,640

Forest Oil *                                        12,250                  307

Marathon Oil                                        87,300                2,585

Noble Energy                                        10,400                  412

Norsk Hydro (NOK)                                    7,149                  410

OMV (EUR)                                              300                   43

Petrobras ADR                                       28,200                  635

Shell Transport & Trading (GBP)                    163,200                1,034

Shell Transport & Trading ADR                       39,300                1,519

Statoil ASA (NOK)                                   85,790                  856

Tom Brown *                                          9,200                  257

Tonen General Sekiyu (JPY)                          23,000                  187

Total, Series B (EUR)                               11,329                1,832

Ultra Petroleum *                                    7,900                  151

Unocal                                              59,200                1,881

Woodside Petroleum (AUD)                            36,227                  361

                                                                         23,689

Total Energy                                                             32,605


FINANCIALS   14.6%

Capital Markets   2.7%

Bank of New York                                    27,300                  837

Charles Schwab                                      71,350                  828

Credit Suisse Group (CHF)                           24,886                  827

Deutsche Bank (EUR)                                  9,876                  689

Franklin Resources                                  21,300                1,019

Goldman Sachs Group                                 17,700                1,700

Investor's Financial Services                        8,900                  328

Legg Mason                                          11,500                  917

Macquarie Bank (AUD)                                26,447                  651

Mellon Financial                                   170,200                4,902

Merrill Lynch                                       42,300                2,400

Morgan Stanley                                      36,300                2,007

National Financial Partners *                        3,900                   99

Nomura Holdings (JPY)                               29,000                  461

Northern Trust                                      30,300                1,359

State Street                                        54,400                2,772

                                                                         21,796

Commercial Banks   4.9%

77 Bank (JPY)                                       62,000                  328

ABN Amro Holdings (EUR)                             17,417                  384

Alliance & Leicester (GBP)                          65,364                  993

Anglo Irish Bank, (Dublin Listing) (EUR)            74,768                1,014

Australia & New Zealand Banking (AUD)              125,619                1,530

Banca Intesa (EUR)                                 175,093                  660

Banco BPI (EUR)                                     78,466                  249

Banco Santander ADR                                 45,213                1,072

Banco Santander Central Hispano (EUR)               95,951                  998

Bank of America                                     62,400                4,707

Bank of Yokohama (JPY)                             125,800                  533

Bank One                                            51,100                2,216

Barclays (GBP)                                     249,280                2,200

BNL (EUR) *                                        183,905                  431

BNP Paribas (EUR)                                   24,411                1,376

Boston Private Financial                             6,200                  161

Chittenden                                          21,275                  726

Citizens Banking                                    15,300                  482

DBS (SGD)                                           44,028                  358

Dexia (EUR)                                         22,665                  364

Glacier Bancorp                                      5,337                  169

Grupo Financiero Banorte (MXN)                     183,400                  603

HBOS (GBP)                                          85,936                1,080

HSBC (GBP)                                          68,330                1,037

Jyske (DKK) *                                        7,840                  373

National Australia Bank (AUD)                       71,739                1,502

NORDEA (SEK)                                       182,719                1,211

Provident Bankshares                                10,700                  311

Royal Bank of Scotland (GBP)                        58,208                1,627

SEB, Series A (SEK)                                 53,654                  700

Southwest Bancorp                                    9,800                  375

Sumitomo Mitsui Financial (JPY)                        121                  591

Svenska Handelsbanken, Series A (SEK)               45,903                  848

U.S. Bancorp                                       142,900                3,960

UniCredito Italiano (EUR)                          125,983                  633

Valley National Bancorp                             16,701                  496

Wells Fargo                                         34,500                1,978

WestAmerica                                         11,400                  602

                                                                         38,878

Consumer Finance   0.8%

AIFUL (JPY)                                          5,700                  341

American Express                                    90,100                4,118

MBNA                                                 6,800                  167

SLM Corporation                                     38,700                1,437

                                                                          6,063

Diversified Financial Services   1.0%

Citigroup                                          158,577                7,459

ING Groep (EUR)                                     29,506                  633

                                                                          8,092

Insurance   3.1%

Allianz (EUR)                                        6,248                  704

Ambac                                                2,700                  186

American International Group                        83,022                4,811

Aviva (GBP)                                         64,090                  511

AXA Asia Pacific (AUD)                             246,788                  465

Brown and Brown                                      9,200                  289

CNP Assurances (EUR)                                15,980                  740

Hannover Reckversicherungs (EUR)                     7,965                  257

Harleysville Group                                   4,900                   96

Hartford Financial Services Group                   29,800                1,639

Horace Mann Educators                               24,200                  327

Markel *                                             1,300                  334

Marsh & McLennan                                    43,300                1,924

Mitsui Sumitomo Insurance (JPY)                    101,000                  754

Ohio Casualty *                                     26,300                  447

PartnerRe                                            9,300                  518

PICC Property & Casualty, 144A (HKD) *              28,000                   10

Prudential (GBP)                                    61,627                  474

QBE Insurance (AUD)                                 91,226                  673

RAS (EUR)                                           37,978                  612

SAFECO                                              76,400                2,860

Selective Insurance                                 11,000                  357

St. Paul Companies                                  36,900                1,369

Travelers Property Casualty, Class A                77,775                1,213

Triad Guaranty *                                     3,800                  177

UnumProvident                                       76,300                1,139

W. R. Berkley                                       10,700                  365

XL Capital, Class A                                 22,400                1,685

                                                                         24,936

Real Estate   1.4%

Arden Realty, REIT                                   8,700                  254

Corio (EUR)                                         10,356                  369

EastGroup Properties, REIT                           9,900                  308

Essex Property Trust, REIT                             700                   45

Federal Realty Investment Trust, REIT               49,800                1,958

Gables Residential Trust, REIT                      10,000                  323

General Property Trust (AUD)                       340,494                  718

Glenborough Realty Trust, REIT                      10,400                  204

Goldcrest (JPY)                                      4,700                  192

LaSalle Hotel Properties, REIT                       5,200                   95

Manufactured Home Communities, REIT                  3,200                  124

Mitsui Fudosan (JPY)                                32,000                  279

Parkway Properties, REIT                             7,800                  335

Reckson Associates Realty, REIT                     61,134                1,467

Simon Property Group, REIT                          49,272                2,338

Stockland (AUD)                                     61,386                  227

Sun Hung Kai Properties (HKD)                       63,000                  507

Washington, REIT                                    10,800                  331

Wereldhave (EUR)                                     4,579                  324

Westfield Trust (AUD)                              197,714                  491

                                                                         10,889

Thrifts & Mortgage Finance   0.7%

Bradford & Bingley (GBP)                           120,780                  635

Fannie Mae                                          66,000                4,620

Frankfort First                                        600                   12

Freddie Mac                                          8,100                  441

                                                                          5,708

Total Financials                                                        116,362

HEALTH CARE   7.0%

Biotechnology      0.8%

Abgenix *                                            1,600                   18

Alexion Pharmaceutical *                             1,400                   26

Alkermes *                                          10,600                  139

Amgen *                                             40,500                2,329

Amylin Pharmaceuticals *                             4,300                  113

Celltech (GBP) *                                    46,483                  281

Cephalon *                                           4,624                  217

CSL (AUD)                                           10,255                  120

Cubist Pharmaceuticals *                             5,200                   65

CV Therapeutics *                                    1,500                   27

deCODE GENETICS *                                    4,300                   36

Exelixis *                                          10,400                   70

Genentech *                                          6,400                  539

Gilead Sciences *                                   24,200                1,420

Incyte *                                             2,400                   14

MedImmune *                                         10,800                  257

Myriad Genetics *                                    5,900                   70

Neurocrine Biosciences *                             5,100                  269

NPS Pharmaceuticals *                                4,700                  142

ONYX Pharmaceuticals *                                 800                   23

OSI Pharmaceuticals *                                1,700                   51

Regeneron Pharmaceuticals *                          1,600                   21

Trimeris *                                           3,100                   71

Tularik *                                            4,000                   60

Vertex Pharmaceuticals *                            11,636                  102

ViroPharma *                                         1,400                    4

                                                                          6,484

Health Care Equipment & Supplies   0.8%

Analogic                                             3,900                  164

Baxter International                                65,200                1,814

Boston Scientific *                                 30,400                1,091

DJ Orthopedics *                                     3,200                   83

Edwards Lifesciences *                               7,600                  229

Elekta, Series B (SEK) *                            14,084                  265

EPIX Medical *                                       2,500                   45

Matthews International, Class A                     16,700                  475

Medtronic                                           26,300                1,189

Nektar Therapeutics *                                2,200                   29

Olympus Optical (JPY)                                4,000                   86

Steris *                                            12,400                  287

Stryker                                              6,100                  494

Thoratec *                                           1,300                   18

Wilson Greatbatch Technologies *                     6,200                  260

                                                                          6,529

Health Care Providers & Services 1.6%

Alliance UniChem (GBP)                              50,351                  436

AmerisourceBergen                                    1,900                  120

Anthem *                                             3,600                  260

Cardinal Health                                      8,150                  498

Celesio (EUR)                                        7,774                  354

Cross Country Healthcare *                           2,500                   37

Henry Schein *                                       9,500                  639

Hooper Holmes                                       18,900                  116

Lifeline Systems *                                   3,500                  123

LifePoint Hospitals *                                1,100                   33

Medco *                                             19,802                  721

Mid Atlantic Medical Services *                      8,100                  497

Renal Care Group *                                   3,100                  125

Sunrise Senior Living *                              2,400                   83

Suzuken (JPY)                                        5,500                  148

UnitedHealth Group                                 105,400                5,681

WellChoice *                                         5,200                  177

WellPoint Health Networks *                         24,800                2,319

                                                                         12,367

Pharmaceuticals   3.8%

Abbott Laboratories                                 35,600                1,574

AstraZeneca (GBP)                                    5,522                  251

AstraZeneca ADR                                     25,200                1,158

Atherogenics *                                       2,200                   31

Aventis (EUR)                                        9,565                  553

Eisai (JPY)                                         12,000                  304

Eli Lilly                                           16,200                1,111

Eon Labs *                                           2,800                  148

Forest Laboratories *                               28,000                1,530

Galen Holdings (GBP)                                39,980                  503

GlaxoSmithKline (GBP)                               50,672                1,144

GlaxoSmithKline ADR                                  3,300                  151

Hisamitsu Pharmaceutical (JPY)                      17,000                  194

Johnson & Johnson                                   46,900                2,312

Medicines Company *                                  4,000                  109

Merck                                               50,600                2,054

Novartis (CHF)                                      39,765                1,681

Noven Pharmaceuticals *                             12,500                  172

Novo Nordisk (DKK)                                   5,956                  229

Pfizer                                             199,987                6,710

Sanofi-Synthelabo (EUR)                             17,782                1,205

Schering-Plough                                    149,300                2,396

Schwarz Pharma AG (EUR)                             26,116                  547

Takeda Chemical Industries (JPY)                    13,000                  499

Teva Pharmaceutical ADR                              1,900                  114

Wyeth                                               89,860                3,540

                                                                         30,220

Total Health Care                                                        55,600

INDUSTRIALS & BUSINESS SERVICES   7.4%

Aerospace & Defense   0.3%

Armor Holdings *                                    16,700                  405

European Aeronautic Defense & Space (EUR)           25,547                  558

General Dynamics                                     7,600                  614

Lockheed Martin                                      8,100                  372

Mercury Computer Systems *                           7,500                  180

                                                                          2,129

Air Freight & Logistics   0.3%

EGL *                                                1,600                   29

Expeditors International of Washington               3,500                  137

Forward Air *                                        8,200                  233

Pacer International *                               10,700                  224

Ryder System                                         9,200                  287

UPS, Class B                                        15,400                1,121

UTi Worldwide                                        8,900                  298

                                                                          2,329

Airlines   0.0%

Frontier Airlines *                                  9,000                  146

Midwest Express Holdings *                           7,100                   29

                                                                            175

Building Products   0.1%

Central Glass (JPY)                                 41,000                  246

Pilkington (GBP)                                   281,380                  434

Trex *                                               1,100                   41

                                                                            721

Commercial Services & Supplies  2.1%

Apollo Group, Class A *                             30,700                2,119

Buhrmann (EUR)                                      21,001                  160

Cendant *                                           38,900                  862

Central Parking                                     16,700                  233

ChoicePoint *                                       10,800                  413

CompX International                                  4,800                   30

Consolidated Graphics *                             10,700                  322

Davis Service Group (GBP)                           95,562                  589

Education Management *                               1,000                   68

Electro Rent *                                       6,200                   86

First Advantage, Class A *                           1,900                   37

G&K Services, Class A                                8,400                  304

H&R Block                                           28,900                1,569

Herman Miller                                       16,600                  432

Ionics *                                            12,300                  395

KForce.com *                                         7,600                   64

Layne Christensen *                                  6,000                   62

LECG *                                               1,500                   32

New England Business Service                        10,900                  327

R.R. Donnelley                                     113,800                3,193

Resources Connection *                              13,400                  367

SOURCECORP *                                         8,300                  203

Spherion *                                           4,200                   38

Tetra Tech *                                        18,520                  472

United Stationers *                                  5,300                  214

Waste Management                                   148,826                4,377

Waterlink *                                         11,900                    1

West Corporation *                                   4,200                  100

                                                                         17,069

Construction & Engineering   0.2%

Acciona (EUR)                                       10,234                  578

Balfour Beatty (GBP)                                34,566                  129

Eiffage (EUR)                                        2,012                  218

Insituform Technologies, Class A *                   9,600                  144

JGC (JPY)                                           38,000                  301

                                                                          1,370

Electrical Equipment   0.2%

A.O. Smith                                          19,600                  689

American Superconductor *                            2,900                   31

Artesyn Technologies *                              12,900                  102

Belden                                              21,100                  416

Draka (EUR) *                                        6,913                  125

LSI Industries                                       8,625                  107

PECO II *                                            3,800                    4

Sumitomo Electric Industries (JPY)                  36,000                  294

Woodward Governor                                    1,200                   60

                                                                          1,828

Industrial Conglomerates   2.0%

3M                                                  31,600                2,498

DCC (EUR)                                           28,217                  371

General Electric                                   105,100                3,013

Hutchison Whampoa (HKD)                            161,500                1,180

Sembcorp (SGD)                                     867,000                  644

Siemens (EUR)                                       17,450                1,274

Tyco International                                 299,142                6,865

                                                                         15,845

Machinery   1.4%

Actuant, Class A *                                  11,040                  343

Cuno *                                               1,600                   68

Danaher                                             38,200                3,178

Deere                                               46,000                2,817

Fanuc (JPY)                                         10,100                  594

Graco                                                8,200                  316

Harsco                                              14,000                  555

IDEX                                                 3,100                  122

Illinois Tool Works                                  1,900                  148

Joy Global *                                         3,700                   78

Lindsay Manufacturing                                9,200                  224

Mitsubishi Heavy Industries (JPY)                  160,000                  427

Pall                                                54,300                1,391

Reliance Steel & Aluminum                            2,500                   74

Saurer (CHF) *                                       3,493                  156

Singulus Technology (EUR) *                         11,175                  239

SKF, Series B (SEK)                                 10,157                  372

                                                                         11,102

Marine   0.0%

International Shipholding *                          3,500                   47

                                                                             47

Road & Rail   0.6%

Arriva (GBP)                                        66,013                  437

Burlington Northern Santa Fe                        52,300                1,557

Heartland Express                                    3,350                   82

Knight Transportation *                             13,500                  327

Nippon Express (JPY)                                68,000                  295

Norfolk Southern                                   109,400                2,342

Overnite *                                           1,700                   38

                                                                          5,078

Trading Companies & Distributors   0.1%

Mitsubishi (JPY)                                    62,000                  569

Sumitomo (JPY)                                      71,000                  441

                                                                          1,010

Transportation Infrastructure   0.1%

Kamigumi (JPY)                                      60,000                  387

Macquarie Infrastructure Group (AUD)                73,995                  175

                                                                            562

Total Industrials & Business Services                                    59,265

INFORMATION TECHNOLOGY   8.6%

Communications Equipment   2.0%

Black Box                                            9,000                  394

Cisco Systems *                                    184,200                4,174

Corning *                                          450,500                5,163

Emulex *                                             4,300                  127

Lucent Technologies *                              770,100                2,464

Nokia (EUR)                                         23,403                  422

Nokia ADR                                           84,400                1,517

Packeteer *                                          5,300                  101

QLogic *                                            11,100                  631

QUALCOMM                                             9,200                  410

Riverstone Networks *                               18,800                   21

Sagem (EUR)                                          4,914                  548

Stratos International *                                699                    5

Tekelec *                                            4,800                   80

                                                                         16,057

Computer & Peripherals   0.6%

Creative Technology (SGD)                           15,400                  163

Dell *                                              72,800                2,512

EMC *                                                2,700                   37

IBM                                                  2,700                  244

Lexmark International *                             11,800                  913

Mitsumi Electric (JPY)                              22,300                  215

NEC Electronics, 144A (JPY) *                        2,900                  201

Synaptics *                                          5,400                   74

                                                                          4,359

Electronic Equipment & Instruments 0.4%

Hosiden (JPY)                                       21,000                  245

KEMET *                                             20,900                  276

Kyocera (JPY)                                        4,000                  244

Littelfuse *                                        13,300                  396

Methode Electronics, Class A                        14,400                  185

Newport *                                            8,900                  151

Paxar *                                             23,100                  304

Plexus *                                            22,400                  398

Shimadzu (JPY)                                     105,000                  400

TDK (JPY)                                            6,700                  435

Technitrol *                                         7,600                  181

Woodhead Industries                                 10,300                  175

                                                                          3,390

Internet Software & Services   0.4%

InterActiveCorp *                                   46,200                1,518

Internet Security Systems *                         10,600                  180

MatrixOne *                                         21,200                  126

Netegrity *                                          9,700                  119

Sonicwall *                                          4,400                   35

Webex Communications *                               1,300                   26

Websense *                                           5,300                  143

Yahoo! *                                            30,000                1,289

                                                                          3,436

IT Services   1.4%

Accenture, Class A *                                38,900                  969

Affiliated Computer Services, Class A *             25,600                1,284

BISYS Group *                                       12,600                  188

CACl International, Class A *                        9,100                  453

First Data                                          72,168                2,732

Fiserv *                                            25,500                  956

Global Payments                                      9,800                  445

Indra Sistemas (EUR)                                39,454                  476

Iron Mountain *                                     18,124                  667

ITOCHU (JPY)                                        16,000                  453

Logica (GBP)                                        62,288                  294

Maximus *                                           12,200                  462

MPS Group *                                         32,900                  303

Paychex                                             17,400                  669

SunGard Data Systems *                              17,000                  459

Thiel Logistik (EUR) *                              13,940                   63

                                                                         10,873

Office Electronics   0.2%

Canon (JPY)                                         20,000                  924

Konica Minolta Holdings (JPY)                       21,000                  248

Neopost (EUR)                                        5,693                  287

                                                                          1,459

Semiconductor & Semiconductor Equipment   1.8%

AMIS Holdings *                                      4,000                   74

Analog Devices                                      42,900                2,134

Applied Materials *                                 63,000                1,531

ASML Holding *                                      17,800                  335

ATMI *                                              11,900                  274

Cabot Microelectronics *                             6,200                  329

Entegris *                                          18,600                  239

Exar *                                              13,200                  256

Intel                                               59,500                1,989

Jenoptik (EUR)                                      26,327                  284

Lattice Semiconductor *                              2,100                   20

Maxim Integrated Products                           50,400                2,625

Microchip Technology                                18,300                  630

Microsemi *                                          1,700                   41

MKS Instruments *                                   17,800                  493

Mykrolis *                                          19,400                  307

Rohm (JPY)                                           1,300                  152

Semtech *                                           19,100                  464

Sigmatel *                                           1,400                   38

Tessera Technologies *                               5,000                   91

Texas Instruments                                   40,700                1,211

Xilinx *                                            20,800                  782

                                                                         14,299

Software   1.8%

Actuate *                                            8,300                   26

Adobe Systems                                       17,700                  731

Autodesk                                             6,400                  149

Catapult Communications *                            5,200                   79

Concord Communications *                             3,000                   66

FactSet Research Systems                            10,200                  423

FileNet *                                           11,400                  299

Intuit *                                            35,100                1,765

Jack Henry & Associates                             26,700                  553

Kronos *                                            18,750                  734

Magma Design Automation *                            1,100                   26

Mercury Interactive *                                3,200                  150

Microsoft                                          218,900                5,626

NEC Soft (JPY)                                      10,000                  242

NetIQ *                                              7,952                   95

Oracle *                                             2,700                   32

Progress Software *                                 10,900                  228

Quest Software *                                     5,600                   83

Red Hat *                                            6,300                   84

RSA Security *                                       2,800                   41

SAP (EUR)                                            7,350                1,130

Siebel Systems *                                    30,500                  402

SPSS *                                               8,000                  155

Symantec *                                          22,200                  729

Trend Micro (JPY) *                                  7,500                  190

Verisity Ltd. *                                      4,000                   51

VERITAS Software *                                  10,850                  413

Verity *                                             9,600                  138

Wind River Systems *                                11,600                   75

                                                                         14,715

Total Information Technology                                             68,588



MATERIALS   4.8%

Chemicals   2.3%

Agrium                                             159,000                2,593

Airgas                                              28,500                  552

Arch Chemicals                                      14,800                  339

BASF (EUR)                                          18,544                  918

Degussa (EUR)                                       27,716                  841

Dow Chemical                                        85,000                3,192

DuPont                                              52,473                2,176

Ferro                                               13,000                  295

Great Lakes Chemical                                43,740                  993

Hercules *                                         107,400                1,078

IMC Global                                          28,800                  210

International Flavors & Fragrances                  49,200                1,598

Kaneka (JPY)                                        96,000                  667

MacDermid                                            2,900                   95

Material Sciences *                                  7,500                   71

Minerals Technologies                               11,500                  615

Mitsubishi Gas Chemical (JPY)                       71,000                  212

Potash Corp./Saskatchewan                           19,200                1,558

Scotts, Class A *                                    5,300                  315

Symyx Technologies *                                 2,300                   46

                                                                         18,364

Construction Materials   0.4%

Aggregate Industries (GBP)                         255,322                  375

Boral (AUD)                                        291,004                1,053

Cemex (MXN)                                        126,183                  639

Heidelberger Zement (EUR)                            3,803                  156

Italcementi (EUR)                                   18,961                  234

RMC (GBP)                                           37,640                  397

                                                                          2,854

Containers & Packaging   0.0%

Constar International *                              3,300                   17

Smurfit-Stone Container *                            1,900                   31

Toyo Seikan Kaisha (JPY)                            23,000                  263

                                                                            311

Metals & Mining   1.7%

Alcoa                                               73,716                2,419

Anglo American (GBP)                                22,133                  467

Bluescope Steel (AUD)                              261,268                  944

Gerdau ADR                                          67,340                1,110

Gibraltar Steel                                      3,500                   85

Lihir Gold (AUD)                                   137,620                  157

Meridian Gold *                                     14,100                  208

Nippon Steel (JPY)                                 360,000                  690

NN, Inc.                                             2,800                   33

Nucor                                               27,200                1,526

Phelps Dodge *                                      80,000                5,094

SSAB Svenskt Stal, Series A (SEK)                   32,719                  540

Steel Dynamics *                                     3,500                   70

Voest-Alpine (EUR)                                   8,049                  318

                                                                         13,661

Paper & Forest Products   0.4%

Buckeye Technologies *                              21,900                  224

MeadWestvaco                                        56,000                1,429

Paperlinx (AUD)                                    112,467                  370

Potlatch                                               800                   26

Weyerhaeuser                                        23,500                1,339

                                                                          3,388

Total Materials                                                          38,578


TELECOMMUNICATION SERVICES   2.8%

Diversified Telecommunication Services   1.1%

AT&T                                                19,564                  388

Cable & Wireless (GBP)                             206,242                  471

Carso Global Telecom (MXN) *                       485,800                  686

Commonwealth Telephone Enterprises *                 3,500                  132

Royal KPN (EUR) *                                  118,079                  927

SBC Communications                                  45,600                1,062

Sprint                                             130,100                1,950

TDC A/S (DKK)                                       21,378                  717

Tele2 AB, Series B (SEK) *                          13,595                  694

Telecom Italia (EUR) *                             243,990                  707

Telenor (NOK)                                      112,345                  677

Telmex ADR, Series L                                18,800                  622

                                                                          9,033

Wireless Telecommunication Services 1.7%

America Movil ADR, Series L                         25,900                  664

China Unicom (HKD)                                 170,000                  165

Debitel (EUR)                                        9,643                  112

KDDI (JPY)                                             201                1,048

mm02 (GBP) *                                       709,210                  919

Nextel Communications, Class A *                   108,300                2,743

SK Telecom ADR                                      12,490                  223

Smartone Telecommunications (HKD)                  175,000                  170

Spectrasite *                                        7,000                  246

Telecom Italia Mobile (EUR)                        207,858                1,070

Vodafone ADR                                       252,650                5,899

Western Wireless, Class A *                          4,600                   86

                                                                         13,345

Total Telecommunication Services                                         22,378


UTILITIES   1.6%

Electric Utilities   1.2%

Cleco                                                9,500                  169

E.On (EUR)                                          25,655                1,456

El Paso Electric *                                   7,800                   99

Exelon                                              26,650                1,648

FirstEnergy                                         57,156                1,980

Hong Kong Electric (HKD)                            71,000                  285

Iberdrola (EUR)                                     51,271                  885

MVV Energie (EUR)                                    4,481                   82

Tohoku Electric Power (JPY)                         36,000                  573

Tokyo Electric Power (JPY)                          17,500                  363

TXU                                                 81,800                1,811

Unisource Energy                                     3,000                   74

                                                                          9,425

Gas Utilities   0.2%

Australian Gas Light (AUD)                          57,296                  445

Centrica (GBP)                                     268,201                  874

Tokyo Gas (JPY)                                     69,000                  236

                                                                          1,555

Multi-Utilities & Unregulated Power 0.2%

Constellation Energy Group                          37,700                1,419

                                                                          1,419

Water Utilities   0.0%

Severn Trent (GBP)                                  34,982                  435

                                                                            435

Total Utilities                                                          12,834

Total Common Stocks (Cost  $424,448)                                    525,753

PREFERRED STOCKS   0.1%

Fresenius (EUR) *                                    5,408                  340

Hugo Boss (EUR)                                     15,009                  281

Porsche (EUR)                                        1,065                  550

Total Preferred Stocks (Cost  $823)                                       1,171

CORPORATE BONDS   6.9%

ABN Amro Bank, 7.125%, 6/18/07                     300,000                  337

AIG Sunamerica Global Financing XII,
144A, 5.30%, 5/30/07                               575,000                  611

Allstate Financial Global Funding,
144A, 5.25%, 2/1/07                                285,000                  302

American Electric Power, Series C,
5.375%, 3/15/10                                    215,000                  223

AOL Time Warner, 7.625%, 4/15/31                   325,000                  367

Appalachian Power, Series E,
4.80%, 6/15/05                                     355,000                  367

Asian Developement Bank,
6.25%, 6/15/11 (AUD)                             1,515,000                1,098

AT&T Wireless Group,
8.75%, 3/1/31                                      245,000                  287

AT&T Wireless Services,
7.875%, 3/1/11                                     245,000                  277

Atlantic Richfield,
9.125%, 3/1/11                                     500,000                  634

AutoZone, 4.75%, 11/15/10                          275,000                  276

Baker Hughes, 6.875%, 1/15/29                      450,000                  505

Bank of America, 4.875%, 9/15/12                   530,000                  531

Bank One, 5.25%, 1/30/13                           550,000                  563

BB&T, 6.50%, 8/1/11                                145,000                  162

Bear Stearns, 4.00%, 1/31/08                       485,000                  491

BHP Finance, 4.80%, 4/15/13                        285,000                  284

Black Hills, 6.50%, 5/15/13                        320,000                  324

Boeing, 8.75%, 8/15/21                             165,000                  209

Bottling Group, 4.625%, 11/15/12                   325,000                  321

British Telecommunications, VR,
8.375%, 12/15/10                                   295,000                  354

Buckeye Partners, 144A, 6.75%, 8/15/33             155,000                  160

Canadian National Railway, 4.40%, 3/15/13          270,000                  258

Canadian Natural Resources,
7.20%, 1/15/32                                     560,000                  636

Capital One Bank, 4.25%, 12/1/08                   355,000                  351

CE Electric UK Funding, 144A,
6.853%, 12/30/04                                   375,000                  384

Celulosa Arauco Y Constitucion,
5.125%, 7/9/13                                     330,000                  320

Chevron Phillips Chemical, 5.375%, 6/15/07         270,000                  284

CIT Group
  2.875%, 9/29/06                                  185,000                  183

  7.75%, 4/2/12                                    360,000                  422

Citigroup, 5.625%, 8/27/12                         490,000                  515

Citizens Communications, 9.00%, 8/15/31            275,000                  358

Clear Channel Communications,
4.625%, 1/15/08                                    280,000                  287

Coca-Cola Enterprises, 6.125%, 8/15/11             320,000                  351

Comcast, 5.85%, 1/15/10                            705,000                  746

ConocoPhillips, 5.90%, 10/15/32                    300,000                  299

Countrywide Home Loans, 5.50%, 2/1/07              260,000                  277

Cox Communications, 7.875%, 8/15/09                300,000                  352

DaimlerChrysler N.A. Holdings,
6.50%, 11/15/13                                    615,000                  634

Deutsche Telekom, 5.25%, 7/22/13                   300,000                  298

Devon Financing, 6.875%, 9/30/11                   280,000                  314

Dow Chemical, 6.125%, 2/1/11                       245,000                  260

DPL, 8.25%, 3/1/07                                 155,000                  170

Duke Capital, 7.50%, 10/1/09                       340,000                  384

Entergy Gulf States, 5.20%, 12/3/07                325,000                  331

Falconbridge Limited, 7.35%, 6/5/12                375,000                  421

Federal Republic of Germany,
5.00%, 5/20/05 (EUR)                             1,805,000                2,236

First Union, 6.40%, 4/1/08                         150,000                  166

FirstEnergy, 5.50%, 11/15/06                       340,000                  353

Florida Power & Light,
5.95%, 10/1/33                                     250,000                  253

Ford Motor Credit, 6.50%, 1/25/07                  820,000                  860

France Telecom, VR, 9.25%, 3/1/11                  145,000                  173

Franklin Resources, 3.70%, 4/15/08                 110,000                  109

Fred Meyer, 7.45%, 3/1/08                          350,000                  397

Fund American Companies,
5.875%, 5/15/13                                    150,000                  149

GE Capital
  3.50%, 5/1/08                                    410,000                  408

  6.00%, 6/15/12                                   740,000                  796

GMAC
  5.85%, 1/14/09                                   605,000                  628

  8.375%, 7/15/33                                  425,000                  462

Goldman Sachs Group
  4.125%, 1/15/08                                  435,000                  444

  6.125%, 2/15/33                                  140,000                  139

Government of Canada
  3.50%, 6/1/04 (CAD)                            3,500,000                2,709

  5.25%, 6/1/12 (CAD)                            3,420,000                2,723

HBOS, 144A, 6.00%, 11/1/33                         345,000                  338

Hearst-Argyle Television, 7.00%, 1/15/18           255,000                  279

Hertz, 4.70%, 10/2/06                              165,000                  164

Highmark, 144A, 6.80%, 8/15/13                     165,000                  178

Household Finance
  5.75%, 1/30/07                                   135,000                  145

  6.375%, 11/27/12                                 105,000                  114

Hutchison Whampoa, 144A, 5.45%, 11/24/10           250,000                  248

IBM, 4.25%, 9/15/09                                390,000                  396

INTELSAT, 144A, 5.25%, 11/1/08                     150,000                  153

Inter-American Development Bank,
5.00%, 11/15/06 (AUD)                            2,400,000                1,690

International Lease Finance,
6.375%, 3/15/09                                    650,000                  717

J.P. Morgan Chase, 5.75%, 1/2/13                   370,000                  388

John Deere Capital, 7.00%, 3/15/12                 370,000                  425

Kaneb Pipe Line Operating, 7.75%, 2/15/12          190,000                  211

Kinder Morgan, 6.50%, 9/1/12                       365,000                  398

Lehman Brothers, 4.00%, 1/22/08                    215,000                  218

Liberty Media, VR, 2.64%, 12/17/03                 170,000                  172

Lowes, 6.50%, 3/15/29                              280,000                  300

Marsh & McLennan, 3.625%, 2/15/08                  180,000                  179

Masco, 5.875%, 7/15/12                             500,000                  532

McCormick, 6.40%, 2/1/06                           775,000                  835

MetLife, 6.125%, 12/1/11                           485,000                  524

Morgan Stanley, 3.625%, 4/1/08                     210,000                  209

Motorola, 6.75%, 2/1/06                            205,000                  219

Nationwide Financial Services,
5.90%, 7/1/12                                      635,000                  667

News America, 6.55%, 3/15/33                       365,000                  377

NLV Financial, 144A, 7.50%, 8/15/33                160,000                  163

Noram Energy, 6.50%, 2/1/08                        128,000                  137

Northern Trust, 4.60%, 2/1/13                      215,000                  210

Occidental Petroleum, 4.25%, 3/15/10               145,000                  144

Office Depot, 6.25%, 8/15/13                       325,000                  335

Ohio Edison, 144A, 4.00%, 5/1/08                   355,000                  349

Panhandle Eastern Pipe Line, 144A,
4.80%, 8/15/08                                     155,000                  158

Pemex Project Funding Master Trust,
7.375%, 12/15/14                                   430,000                  454

PHH Corporation, 7.125%, 3/1/13                    270,000                  301

Pinnacle West Capital, 6.40%, 4/1/06               300,000                  320

Potomac Electric Power, 3.75%, 2/15/06             285,000                  288

Praxair, 2.75%, 6/15/08                            345,000                  331

Principal Life, 144A, 5.125%, 10/15/13             375,000                  374

Principal Mutual Life, 144A, 8.00%, 3/1/44         380,000                  398

Prudential, 3.75%, 5/1/08                          300,000                  298

PSEG Power, 8.625%, 4/15/31                        220,000                  282

Public Service of New Mexico,
4.40%, 9/15/08                                     325,000                  328

Republic of Chile, 5.50%, 1/15/13                  315,000                  323

Rouse, REIT, 8.43%, 4/27/05                        800,000                  855

SCA Coordination Center, 144A,
4.50%, 7/15/15                                     245,000                  228

Sealed Air, 144A, 5.375%, 4/15/08                  315,000                  328

Security Benefit, 144A, 7.45%, 10/1/33             165,000                  164

Sempra Energy, 6.00%, 2/1/13                       340,000                  356

SLM Corporation, 4.00%, 1/15/09                    435,000                  433

Sprint, 6.375%, 5/1/09                             710,000                  752

State Street, 7.65%, 6/15/10                       400,000                  476

Telecom Italia, Series C, 144A,
6.375%, 11/15/33                                   320,000                  317

Telefonos de Mexico (Telmex), 144A,
4.50%, 11/19/08                                    190,000                  190

Transocean Sedco Forex, 7.50%, 4/15/31             230,000                  262

TXU Energy, 7.00%, 3/15/13                         145,000                  159

U.S. Bank NA, 2.85%, 11/15/06                      355,000                  354

Unilever, 5.90%, 11/15/32                          340,000                  339

Union Pacific, 6.50%, 4/15/12                      380,000                  420

Union Planters, 4.375%, 12/1/10                    240,000                  236

United Air Lines, ETC, 9.20%, 3/22/08 *            169,007                   51

United Mexican States, 6.375%, 1/16/13             390,000                  401

Univision Communications, 2.875%, 10/15/06         190,000                  188

UST, 6.625%, 7/15/12                               470,000                  517

Verizon Florida, 6.125%, 1/15/13                   230,000                  244

Verizon Global Funding, 7.75%, 12/1/30             320,000                  368

Verizon Virginia, 4.625%, 3/15/13                  210,000                  201

Viacom, 5.625%, 8/15/12                            220,000                  232

Washington Mutual, 2.40%, 11/3/05                  355,000                  354

Weyerhaeuser, 6.75%, 3/15/12                       370,000                  399

WPD Holdings, 144A, 6.875%, 12/15/07               215,000                  221

XL Capital Finance, 6.50%, 1/15/12                 460,000                  499

Total Corporate Bonds (Cost $52,503)                                     55,336

ASSET-BACKED SECURITIES   1.5%

Capital Auto Receivables Asset Trust,
Series 2002-2, Class CERT, 4.18%, 10/15/07         748,483                  763

Chase Manhattan Auto Owner Trust
  Series 2001-B, Class CTFS, 3.75%, 5/15/08        298,540                  303

  Series 2003-A, Class A4, 2.06%, 12/15/09         610,000                  595

CIT RV Trust, Series 1998-A, Class A4,
6.09%, 2/15/12                                     898,376                  912

Citibank Credit Card Issuance Trust
  Series 2001-C1, Class C1, VR,
  2.23%, 1/15/10                                   460,000                  463

  Series 2002-C1, Class C1, VR,
  2.16%, 2/9/09                                    875,000                  878

  Series 2000-C1, Class C1,
  7.45%, 9/15/07                                   800,000                  861

Harley-Davidson Motorcycle Trust
  Series 2003-2, Class 2B, 144A,
  1.89%, 2/15/11                                   524,114                  519

  Series 2003-3, Class B,
  2.28%, 5/15/11                                   592,611                  592

Hyundai Auto Receivables Trust
  Series 2003 A, Class A4,
  3.02%, 10/15/10                                  360,000                  357

  Series 2003 A, Class D,
  4.06%, 10/15/10                                  160,000                  159

MBNA Credit Card Master Note Trust,
Series 2001-C2, Class C2, 144A, VR, 2.27%,
12/15/10                                           810,000                  821

MBNA Master Credit Card Trust,
Series 2000-D, Class C,
144A, VR, 8.40%, 9/15/09                           850,000                  965

Reliant Energy Transition Bond,
Series 2001-1, Class A4,
5.63%, 9/15/15                                     775,000                  821

TRAINS, Series 10-2002, Class 3C7, 144A,
6.961%, 1/15/12                                  2,014,800                2,280

World Financial Network, Series 2003-A,
Class A2, VR
1.49%, 12/17/03                                    800,000                  800

Total Asset-Backed Securities (Cost  $11,910)                            12,089

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.6%

Banc of America, Series 2003-1, Class A2,
CMO, 4.648%, 9/11/36                               700,000                  689

BankBoston Home Equity Loan Trust,
Series 1998-1, Class A6, 6.35%, 2/25/13          1,090,369                1,130

Chase Funding Mortgage Loan
  Series 2003-3, Class 1M1,
  4.537%, 9/25/32                                  300,000                  282

  Series 2002-1, Class 1A3,
  5.039%, 12/25/23                               1,100,000                1,116

  Series 2002-2, Class 1M1,
  5.599%, 9/25/31                                  150,000                  154

Countrywide Asset-Backed Certificates,
Series 2003-5, Class AF-3, 3.613%, 4/25/30         620,000                  621

DLJ Commercial Mortgage, Series 1999-CG2,
Class A1B, CMO, 7.30%, 6/10/32                     150,000                  173

GE Capital, Series 2001-1, Class A2,
CMO, 6.531%, 5/15/33                               815,000                  912

GMAC Commercial Mortgage, Series 2001-C2,
Class A2, CMO, 6.70%, 4/15/34                    1,125,000                1,260

J.P. Morgan Chase
  Series 1999-C7, Class A2, CMO,
  6.507%, 10/15/35                                 325,000                  358

  Series 1999-PLS1, Class A2, CMO,
  VR, 7.33%, 2/15/32                             1,210,000                1,372

  Series 2001-CIB2, Class A2, CMO,
  6.244%, 4/15/35                                  750,000                  821

  Series 2001-CIBC, Class A3, CMO,
  6.26%, 3/15/33                                 1,400,000                1,533

Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2, CMO,
6.226%, 12/18/35                                 1,025,000                1,116

Summit Mortgage Trust, Series 2002,
Class A2, CMO, 144A, VR, 6.259%, 12/1/03           775,000                  777

Total Non-U.S. Government Mortgage-Backed
Securities (Cost  $12,146)                                               12,314

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 6.5%

U.S. Government Agency Obligations (misc. symbol1) 5.3%

Federal Home Loan Mortgage
    5.00%, 12/1/08 - 11/1/33                     3,791,630                3,802

    6.00%, 4/1/24 - 11/1/25                         37,511                   39

    6.50%, 10/1 - 12/1/08                           36,801                   38

    7.00%, 10/1/08 - 6/1/32                      1,024,347                1,082

    9.00%, 11/1/04                                     760                    1

  ARM, 4.641%, 12/1/03                             448,076                  452

  CMO
    4.50%, 3/15/16                               1,950,000                1,958

    5.50%, 4/15/28                               1,625,000                1,658

    6.50%, 3/15/11                               3,271,000                3,469

  IO
    4.50%, 6/15/11 - 4/15/18                     2,433,322                  286

  TBA, 6.00%, 1/1/34                             4,475,000                4,583

Federal National Mortgage Assn.
    4.50%, 11/1/33                               2,650,000                2,516

    5.50%, 1/1/17 - 11/1/33                      4,960,886                5,102

    6.00%, 10/1/13 - 2/1/33                        652,451                  680

    6.50%, 8/1/08 - 12/1/32                      2,043,697                2,142

    7.00%, 2/1/30 - 4/1/32                         438,555                  464

    8.00%, 5/1/07 - 6/1/10                          11,645                   12

    8.50%, 8/1/06 - 11/1/21                          6,220                    7

  CMO
    2.91%, 11/25/33                                475,000                  468

    5.00%, 3/25/15                               1,175,000                1,201

    5.50%, 7/25/28                               1,850,000                1,895

    7.25%, 5/25/20                                 583,528                  619

  IO
    5.50%, 11/25/28                                552,923                   65

    6.50%, 2/1/32                                  399,385                   71

  TBA
    4.50%, 1/1/18                                4,575,000                4,546

    5.50%, 1/1/32                                  775,000                  780

    6.00%, 1/1/33                                4,065,000                4,178

                                                                         42,114

U.S. Government Obligations 1.2%

Government National Mortgage Assn.
    4.00%, 10/15/18                              4,674,996                4,538

    5.00%, 9/20/33                                 423,046                  415

    6.00%, 5/15/17 - 3/20/33                       152,823                  158

    6.50%, 1/15/26 - 2/15/29                       579,803                  615

    7.00%, 3/15/13 - 9/20/27                       643,315                  689

    7.50%, 2/15/16 - 1/15/30                       261,530                  282

    8.00%, 3/15/22 - 10/20/25                      176,968                  193

  TBA
    5.50%, 1/1/32                                2,900,000                2,926

    6.00%, 1/1/33                                  231,000                  239

                                                                         10,055

Total U.S. Government & Agency
Mortgage-Backed Securities (Cost  $51,822)                               52,169


U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 7.3%

U.S. Government Agency Obligations (misc. symbol1) 1.7%

Federal Home Loan Bank, 5.75%, 5/15/12           1,500,000                1,623

Federal Home Loan Mortgage, 4.625%,
2/15/07 (EUR)                                    5,870,000                7,267

Federal National Mortgage Assn.
    3.25%, 8/15/08                                 330,000                  325

    5.125%, 1/2/14                                 310,000                  309

    6.00%, 5/15/11                               1,685,000                1,853

    7.125%, 1/15/30                              1,270,000                1,512

Resolution Funding, 8.125%, 10/15/19               210,000                  275

                                                                         13,164

U.S. Treasury Obligations 5.6%

U.S. Treasury Bonds
    5.375%, 2/15/31                                505,000                  523

    6.00%, 2/15/26                                 115,000                  126

    6.125%, 11/15/27                             4,000,000                4,473

    6.25%, 8/15/23 - 5/15/30                     2,925,000                3,336

    6.375%, 8/15/27                                965,000                1,111

    7.50%, 11/15/16                              2,160,000                2,731

U.S. Treasury Inflation-Indexed Notes,
1.875%, 7/15/13                                  2,505,453                2,477

U.S. Treasury Notes
    2.125%, 8/31/04                              4,380,000                4,409

    3.25%, 5/31/04 - 8/15/08                     6,895,000                6,955

    3.50%, 11/15/06                              9,540,000                9,807

    3.875%, 2/15/13                                715,000                  695

    4.25%, 8/15 - 11/15/13                       1,515,000                1,508

    4.75%, 11/15/08                              1,795,000                1,911

    5.00%, 8/15/11 ++                               70,000                   74

    5.875%, 11/15/04                               425,000                  443

    6.50%, 8/15/05 ++                            4,025,000                4,340

                                                                         44,919

Total U.S. Government & Agency Obligations
(Excluding Mortgage-Backed)
(Cost  $54,957)                                                          58,083

MUNICIPAL BONDS   0.0%

Oregon, GO, 5.892%, 6/1/27                         130,000                  132

Total Municipal Bonds (Cost  $130)                                          132

DOMESTIC BOND MUTUAL FUNDS   6.7%

T. Rowe Price Institutional High Yield Fund,
8.29% p!                                         4,948,181               53,292

Total Domestic Bond Mutual Funds (Cost  $51,896)                         53,292

SHORT-TERM INVESTMENTS   5.7%

Money Market Fund   5.7%
T. Rowe Price Reserve Investment Fund,
1.12% #                                         45,496,934               45,497

Total Short-Term Investments (Cost  $45,497)                             45,497

SECURITIES LENDING COLLATERAL  9.8%

Money Market Pooled Account  1.6%

Investment in money market pooled account
managed by JPMorgan Chase Bank, London          12,461,880               12,462

                                                                         12,462

Money Market Pooled Trust  8.2%

State Street Bank and Trust Company of
New Hampshire N.A. Securities Lending
Quality Trust units                             65,398,821               65,399

                                                                         65,399

Total Securities Lending Collateral
(Cost  $77,861)                                                          77,861

Total Investments in Securities

112.0% of Net Assets (Cost $783,993)                                   $893,697
                                                                       --------

Futures Contracts
($ 000s)

                                                  Contract           Unrealized
                                 Expiration          Value          Gain (Loss)
                                 ----------       --------          -----------
Short, 119 U.S. Treasury
5 year contracts, $115 par
of U.S. Treasury Notes
pledged as initial margin             12/03       $(13,287)         $     (289)

Short, 65 U.S. Treasury
10 year contracts, $95 par
of U.S. Treasury Notes
pledged as initial margin             12/03          7,306                 (87)

Long, 6 U.S. Treasury Bond
contracts, $10 par of
U.S. Treasury Notes
pledged as initial margin             12/03            656                  27

Net payments (receipts)
of variation margin to date                                                442

Variation margin receivable
(payable) on open futures
contracts                                                                   93


          (ss.)         Denominated in USD unless otherwise noted

              #         Seven-day yield

              *         Non-income producing

(misc. symbol1)         The issuer is a publicly-traded company that operates
                        under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

             ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2003 .

              !         Affiliated company-See Note 2.

              p         SEC yield

           144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $10,971,000 and represents 1.4% of net assets.

            ADR         American Depository Receipts

            ADS         American Depository Shares

            ARM         Adjustable Rate Mortgage

            AUD         Australian dollar

            CAD         Canadian dollar

            CHF         Swiss franc

            CMO         Collateralized Mortgage Obligation

            DKK         Danish krone

            ETC         Equipment Trust Certificate

            EUR         Euro

            GBP         British pound

             GO         General Obligation

            HKD         Hong Kong dollar

             IO Interest Only security for which the fund receives interest on notional principal (par)

            JPY         Japanese yen

            MXN         Mexican peso

            MYR         Malaysian ringgit

            NOK         Norwegian krone

            NZD         New Zealand dollar

           REIT         Real Estate Investment Trust

            SEK         Swedish krona

            SGD         Singapore dollar

            TBA To Be Announced security was purchased on a forward commitment basis

             VR         Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)              November 30, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value
  Affiliated companies (cost $51,896)                      $             53,292

  Other companies (cost $ 732,097)                                      840,405

  Total investments in securities                                       893,697

Other assets                                                             17,704

Total assets                                                            911,401

Liabilities

Obligation to return securities lending
collateral                                                               77,861

Other liabilities                                                        35,552

Total liabilities                                                       113,413

NET ASSETS                                                 $            797,988
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $              2,434

Undistributed net realized gain (loss)                                  (47,078)

Net unrealized gain (loss)                                              109,393

Paid-in-capital applicable to 50,110,958 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      733,239

NET ASSETS                                                 $            797,988
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              15.92
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                       11/30/03

Investment Income (Loss)

Income
  Dividend                                                 $              6,647

  Interest                                                                3,470

  Securities lending                                                        153

  Total income                                                           10,270

Expenses
  Investment management                                                   2,005

  Shareholder servicing                                                   1,279

  Custody and accounting                                                    139

  Prospectus and shareholder reports                                         50

  Registration                                                               42

  Legal and audit                                                             8

  Directors                                                                   4

  Miscellaneous                                                               3

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                             (286)

  Total expenses                                                          3,244

  Expenses paid indirectly                                                   (3)

  Net expenses                                                            3,241

  Net investment income (loss)                                            7,029

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             (4,012)

  Futures                                                                   985

  Foreign currency transactions                                             (99)

  Net realized gain (loss)                                               (3,126)

Change in net unrealized gain (loss)
  Securities                                                             62,599

  Futures                                                                  (306)

  Other assets and liabilities
  denominated in foreign currencies                                         (15)

  Change in net unrealized gain (loss)                                   62,278

Net realized and unrealized gain (loss)                                  59,152

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             66,181
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                  11/30/03              5/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         7,029      $        15,400

  Net realized gain (loss)                          (3,126)             (27,906)

  Change in net unrealized
  gain (loss)                                       62,278               12,239

  Increase (decrease) in net assets
  from operations                                   66,181                 (267)

Distributions to shareholders
  Net investment income                             (7,771)             (15,865)

Capital share transactions *
  Shares sold                                      101,780              200,092

  Distributions reinvested                           7,740               15,791

  Shares redeemed                                  (71,744)            (191,548)

  Increase (decrease) in net assets from capital
  share transactions                                37,776               24,335

Net Assets

Increase (decrease) during period                   96,186                8,203

Beginning of period                                701,802              693,599

End of period                              $       797,988      $       701,802
                                           ------------------------------------
*Share information
  Shares sold                                        6,681               14,666

  Distributions reinvested                             517                1,160

  Shares redeemed                                   (4,699)             (14,119)

  Increase (decrease) in shares outstanding          2,499                1,707

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       November 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $3,000 and $0, respectively, for the six months ended November 30, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on municipal and debt securities are amortized for financial reporting purposes. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the six months ended November 30, 2003, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the six months ended November 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities.

Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At November 30, 2003, the value of loaned securities was $80,044,000; aggregate collateral consisted of $77,861,000 in the money market pooled account and U.S. government securities valued at $4,695,000.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At November 30, 2003, the value of affiliated companies totaled $53,292,000, representing 6% of the value of the fund's investments in securities. For the six months then ended, $2,145,000 (33%) of dividend income reflected in the accompanying financial statements resulted from the fund's transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $106,944,000 and $86,479,000, respectively, for the six months ended November 30, 2003. Purchases and sales of U.S. government securities aggregated $212,434,000 and $194,139,000, respectively, for the six months ended November 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year; consequently, $16,472,000 of realized losses recognized for financial reporting purposes in the year ended May 31, 2003 were recognized for tax purposes on June 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2003, the fund had $25,792,000 of unused capital loss carryforwards, of which $2,633,000 expire in 2010, and $23,159,000 expire in 2011.

At November 30, 2003, the cost of investments for federal income tax purposes was $783,993,000. Net unrealized gain aggregated $109,393,000 at period-end, of which $123,328,000 related to appreciated investments and $13,935,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $306,000.

The fund is also subject to a contractual expense limitation through September 30, 2004. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.90%. Through September 30, 2006, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At November 30, 2003, management fees waived remain subject to repayment by the fund in the amount of $855,000 through September 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,091,000 for the six months ended November 30, 2003, of which $199,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the six months ended November 30, 2003, dividend income from the Reserve Funds totaled $282,000.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the Personal Strategy Balanced Fund indirectly bears its proportionate share of this fee, Price Associates has agreed to permanently reduce the investment management fee charged to the fund by the amount of expense incurred by the High Yield Fund as a result of the fund's investment therein. Pursuant to this agreement, the fund's management fee was reduced by $127,000 during the six months ended November 30, 2003. At November 30, 2003, the fund held approximately 7.9% of the High Yield Fund's outstanding shares and, during the six months then ended, recorded dividend income from the High Yield Fund in the amount of $2,145,000.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Personal Strategy Balanced Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics will be filed as a required exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Not effective until registrant's next annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not effective until registrant's next annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR will be filed with the registrant's annual Form N-CSR.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     January 16, 2004